Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principals of Consolidation

Basis of Presentation and Principals of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and Taiying, which is a variable interest entity with the Company as the primary beneficiary. In accordance with U.S. GAAP regarding “Consolidation of Variable Interest Entities (“VIE”)”, the Company identifies entities for which control is achieved through means other than through voting rights, and determines when and which business enterprise, if any, should consolidate the VIE.

The Company evaluated its participating interest in Taiying and concluded it is the primary beneficiary of Taiying, a VIE. The Company consolidated Taiying and all significant intercompany transactions and balances have been eliminated.

Noncontrolling Interest

Noncontrolling Interest

Noncontrolling interest on the consolidated balance sheets is resulted from the consolidation of HTCC, a 51% owned subsidiary starting from January 31, 2017 and through November 8, 2020, when the Company increased its controlling interest in HTCC to 100%. The portion of the income or loss applicable to the noncontrolling interest in subsidiary is reflected in the consolidated statements of income and comprehensive income.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of China Customer Relations Centers, Inc. and CBPO is United States dollar. The functional currency of the Company’s subsidiary and VIEs located in the PRC is Renminbi (“RMB”). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income. Transaction gains and losses are reflected in the consolidated statements of income and comprehensive income. For the years ended December 31, 2020, 2019 and 2018, the Company had gain (loss) of ($309,372), $77,348, and $231,928, respectively, resulting from foreign currency transactions, which was included in other income (expense) in the consolidated statements of income and comprehensive income.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, impairment of equity investments, allowance for credit losses, income taxes including the valuation allowance for deferred tax assets, estimated amounts of variable consideration in the Company’s revenue recognition, and estimate on the execution of modification and right of renewal and termination of lease arrangements. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in time deposits, certificates of deposit and all highly liquid instruments with original maturities of three months or less.

Current Expected Credit Losses

Current Expected Credit Losses

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Company adopted this ASC Topic 326 and its amendments on January 1, 2020 using a modified retrospective approach. The adoption did not have a material impact on the Company’s consolidated financial statements.

As of January 1, 2020, the Company’s accounts receivable and other current assets, are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of its customers and the related receivables and other current assets which include type of the services the Company provides, nature of the customers or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial position. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and include expenditures for additions and major improvements. Significant improvements and betterments are capitalized where it is probable that the expenditure resulted in an increase in the future economic benefits expected to be obtained from the use of the asset beyond its originally assessed standard of performance. Routine repairs and maintenance are expensed when incurred. The Company disposes property and equipment once the Company determines the possibility of receiving future benefit from such property or equipment is remote. Substantially all of the property and equipment are abandoned when disposed. Gains and losses on disposal are included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income based on the net disposal proceeds less the carrying amount of the assets.

Certain call center decoration projects were still under construction as of December 31, 2020 and 2019, and the costs of construction were reported as construction in progress. No provision for depreciation is made on the assets under construction until such time as the relevant assets are completed and ready for their intended use.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Electronic equipment	3-5 years
Furniture and fixture	5 years
Motor vehicles	4 years
Computer software	5 years
Leasehold improvements	3-5 years

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, net, prepayments, income taxes recoverable, other current assets, accounts payable, accrued liabilities and other payables, deferred revenue, wages payable, income taxes payable, current portion of operating lease liabilities, and short term loans, the carrying amounts approximate their fair values due to the short maturities.

Lease Commitments

Lease Commitments

Upon adoption of ASU No. 2016-02 and other related ASUs (collectively, “ASC Topic 842”) on January 1, 2019, the Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, and operating lease liabilities, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

For leases with a term of 12 months or less, the Company makes an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term.

Modification to existing lease agreements, including changes to the lease term or payment amounts, are reviewed to determine whether they result in a sperate contract. For modifications that do not result in a separate contract, management reviews the lease classification and re-measures the related right-of-use assets and liabilities at the effective date of the modification.

Earnings Per Share

Earnings Per Share

Basic earnings per common share is computed by dividing net earnings attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to common shareholders by the sum of the weighted average number of common stock outstanding and dilutive potential common stock during the period.

Revenue Recognition

Revenue Recognition

The Company operates call centers and generates revenues primarily by providing BPO services, which focus on complex, voice-based and online-based segment of customer care services.

Under ASC 606, revenue is recognized when control of the promised services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those services, net of value-added tax. The Company determines revenue recognition through the following steps:

●	Identify the contract with a customer;

●	Identify the performance obligations in the contract;

●	Determine the transaction price;

●	Allocate the transaction price to the performance obligations in the contract; and

●	Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company provides BPO service, such as i) inbound call service, which includes directory assistance, mobile phone service plan, billing questions, hotline consultation, complaints, customer feedbacks and customer relationship management, and ii) outbound call service, which includes products selling, marketing surveys, new products informing, plans expiration and bills overdue notification, etc., for its customers.

The Company makes arrangement and provides service to its customer pursuant to a master agreement that specifies service content and the price of an individual performance of each service, generally on monthly basis. The BPO inbound and outbound service fees are based on either a per minute, per hour, per transaction or per call basis. For outbound call service, certain business successful rate was obtained. The fee is determined on a per call basis where the Company receives a basic standard fee for each call plus an extra fee for such things as successfully selling a product or completing a survey.

The nature of the Company’s contracts with customers gives rise to certain types of variable consideration. Certain client programs provide for adjustments to monthly billings based upon whether the Company achieves, exceeds or fails certain performance criteria. Adjustments to monthly billings consist of contractual bonuses/penalties, holdbacks and other performance based contingencies. The Company includes estimated amounts of variable consideration in the transaction price to the extent that it is probable there will not be a significant reversal of revenue. Estimates are based on historical or anticipated performance and represent the Company’s best judgment at the time.

Revenues are recognized as the performance obligations are satisfied over time over the service period as the service is rendered.

The Company’s chief operating decision maker reviews results analyzed by customers and the analysis is only presented at the revenue level with no allocation of direct or indirect costs. The Company determines that it has only one operating segment. Consequently, the Company does not disaggregate revenue recognized from contracts with customers.

Contract liabilities represented receipt in advance from customers. As of December 31, 2020, receipt in advance from customers was $1,196,659. As of December 31, 2019, receipt in advance from customers was $456,331, of which $456,331 was recognized as revenue during the year ended December 31, 2020. Receipt in advance from customers is included in deferred revenue in the consolidated balance sheets. The Company does not have any contract assets.

Government Grants

Government Grants

Government grants include cash subsidies as well as other subsidies received from various government agencies by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of income and comprehensive income when the relevant performance criteria specified in the grant are met, for instance, locating contact centers in their jurisdictions or helping local employment needs. Grants applicable to purchase of property and equipment are credited to deferred revenue upon receipt and are amortized over the life of depreciable assets.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of wage expense incurred to personnel to continuously upgrade the Company’s existing software products. For the years ended December 31, 2020, 2019, and 2018, research and development expenses of $3,073,906, $3,994,464 and $4,069,794 were included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for credit losses and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Equity Investments

Equity Investments

The Company’s equity investments consist of investments in equity securities of privately held companies without readily determinable fair value, where the Company’s level of ownership is such that it cannot exercise significant influence over the investees. Investments are initially recorded at the amount of the Company’s initial investment and adjusted for declines in fair value that are considered other than temporary.

The Company accounted for these investments pursuant to ASC 321 and the Company elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. The Company makes a qualitative assessment of whether the investments is impaired at each reporting date. If a qualitative assessment indicates that an investment is impaired, the Company estimates the investment’s fair value in accordance with ASC 820. If the fair value is less than the investment’s carrying value, the Company has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In January 2020, the FASB issued ASU 2020-01, “Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815”, which clarify the interaction of the accounting for equity securities under Topic 321 and investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. This standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public companies. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements